Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                               September 30, 2005
                            --------------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)



                                       Shares       Value


              EQUITY INTERESTS -- 100.1%

AUTOMOBILES & COMPONENTS -- 2.0%
Borg-Warner Automotive Inc..........  12,505   $    706,032
Thor Industries Inc.................   8,110        275,740
                                                -----------
                                               $    981,772
                                                -----------


BANKS -- 5.7%
Associated Banc Corp................   7,360   $    224,333
Astoria Financial Corp..............  14,882        393,182
City National Corp..................   4,350        304,892
Colonial Bancgroup Inc..............  13,100        293,440
Commerce Bancorp Inc/NJ.............  18,175        557,791
Independence Community Bank Inc.....  12,175        415,046
IndyMac Bancorp, Inc................   5,205        206,014
Webster Financial Corp..............   6,945        312,247
                                                -----------
                                               $  2,706,945
                                                -----------


CAPITAL GOODS -- 9.1%
Agco Corp *.........................  11,605   $    211,211
Alliant Techsystems *...............   8,045        600,559
Ametek Inc New......................  10,570        454,193
Graco Inc...........................   5,942        203,692
Jacobs Engineering *................   6,660        448,884
Joy Global Inc......................   4,090        206,381
Precision Castparts Corp............  15,120        802,872
Thomas & Betts Corp *...............  13,695        471,245
Timken Co...........................  10,665        316,004
United Rentals Inc *................  32,510        640,772
                                                -----------
                                               $  4,355,813
                                                -----------



COMMERCIAL SERVICES & SUPPLIES -- 3.4%
Brink's Co The......................   9,095   $    373,441
CSG Systems Int'l Inc *.............   3,185         69,146
Copart Inc *........................  20,945        499,957
ITT Educational Services *..........   3,240        159,894
Manpower Inc........................   4,550        201,975
Republic Services...................   9,230        325,726
                                                -----------
                                               $  1,630,139
                                                -----------



COMMUNICATIONS EQUIPMENT -- 0.6%
Plantronics Inc.....................   5,310   $    163,601
Polycom Inc *.......................   7,890        127,581
                                                -----------
                                               $    291,182
                                                -----------


COMPUTERS & PERIPHERALS -- 2.4%
CDW Corp............................   4,725   $    278,397
Imation Corp........................   4,810        206,205
Sandisk Corp *......................   8,355        403,128
Western Digital Corp *..............  21,055        272,241
                                                -----------
                                               $  1,159,971
                                                -----------


CONSUMER DURABLES & APPAREL-- 5.9%..
Harman International *..............   3,515   $    359,479
Hovnanian Enterprises-A *...........   6,000        307,200
Lennar Corp-A Shares................  10,000        597,600
Mohawk Inds Inc *...................   8,110        650,828
Ryland Group Inc....................   4,175        285,654
Toll Brothers Inc *.................  14,135        631,410
                                                -----------
                                               $  2,832,171
                                                -----------


DIVERSIFIED FINANCIALS -- 4.7%
Americredit Corp *..................  17,715   $    422,857
Edwards A.G. Inc....................   7,710        337,775
Jefferies Group Incorporated........   7,250        315,738
Legg Mason Inc......................   7,875        863,809
Raymond James Fin'l.................   9,735        312,688
                                                -----------
                                               $  2,252,867
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS-- 2.0%
Arrow Electrs Inc Com *.............  16,625   $    521,360
Tech Data Corp *....................  12,110        444,558
                                                -----------
                                               $    965,918
                                                -----------


ENERGY -- 9.9%
Forest Oil Corp *...................   3,370   $    175,577
Newfield Exploration CO *...........  20,990      1,030,609
Noble Energy Inc....................  13,090        613,921
Overseas Shipholding Group, Inc.....   3,890        226,904
Patterson-Uti Energy Inc............  12,045        434,584
Plains Exploration & Production Co *  24,750      1,059,795
Pogo Producing Co...................  11,425        673,390
Smith International Inc.............   5,800        193,198
Western Gas Resources...............   6,635        339,910
                                                -----------
                                               $  4,747,888
                                                -----------



FOOD, BEVERAGE & TOBACCO -- 2.0%
Pepsiamericas Inc...................   6,680   $    151,836
Smithfield Foods Inc *..............  22,725        674,478
Universal Corp VA...................   3,415        132,605
                                                -----------
                                               $    958,919
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES-- 8.5%
Community Health Systems inc *......   3,960   $    153,688
Covance Inc *.......................   5,315        255,067
Dentsply Int'l  Inc.................   3,435        185,559
Health Net Inc *....................   8,945        423,277
Intuitive Surgical Inc *............   3,825        280,334
Lifepoint Hospitals Inc *...........  12,350        540,066
Lincare Holdings Inc *..............  11,340        465,507
Pacificare Health Systems,Inc. *....   9,450        753,921
Renal Care Group Inc *..............   8,175        386,841
Triad Hospitals Incorporated *......  13,535        612,729
                                                -----------
                                               $  4,056,989
                                                -----------



HOTELS, RESTAURANTS & LEISURE -- 1.1%
Boyd Gaming Corporation.............   8,800   $    379,456
Cbrl Group Inc......................   3,965        133,462
                                                -----------
                                               $   512,918
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
Energizer Holdings Inc *............  11,340   $   642,978
                                                -----------




INSURANCE -- 6.6%
Amerus Group Co.....................   2,705   $    155,186
Everest Re Group Ltd................   2,705        264,820
Fidelity National Finl Inc..........   4,217        187,740
First American Corp.................  17,075        779,815
HCC Insurance Holds.................  10,350        295,286
Old Republic Intl Corp..............   8,525        227,362
PMI Group Inc.......................   6,040        240,815
Protective Life Corp................   5,400        222,372
Radian Group Inc....................   9,800        520,380
Stancorp Financial Group............   3,405        286,700
                                                -----------
                                               $  3,180,476
                                                -----------



MATERIALS -- 5.5%
Chemtura Corp.......................  38,705   $    480,716
Cytec Ind Inc.......................  10,120        439,006
FMC Corp *..........................   6,700        383,374
Lubrizol Corp.......................   4,360        188,918
Lyondell Chemical Company...........  17,980        514,588
Peabody Energy Corp.................   2,810        237,024
Scotts Company- CL A................   2,620        230,377
Tupperware Corporation..............   6,015        137,021
                                                -----------
                                               $  2,611,024
                                                -----------



MEDIA -- 1.0%
Catalina Marketing Corp.............  21,145   $    480,837
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY -- 0.2%
Barr Pharmaceuticals Inc *..........   1,895   $    104,073
                                                -----------




RETAILING -- 7.2%
Abercombie & Fitch CO Cl A..........   8,150   $    406,278
American Eagle Outfitters...........  18,220        428,717
Barnes & Noble Inc..................   5,050        190,385
Chico's FAS Inc *...................   4,085        150,328
Claire's Stores. Inc................  15,255        368,103
Foot Locker, Inc....................  10,585        232,235
Michaels Stores Inc.................   9,800        323,988
Neiman Marcus Grp CL A..............   4,330        432,784
Pacific Sunwear Of Cal.Inc *........   6,000        128,640
Polo Ralph Lauren Corp..............   5,250        264,075
Urban Outfitters Inc *..............  17,010        500,093
                                                -----------
                                               $  3,425,626
                                                -----------





SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 3.9%
Cree Inc *..........................  21,410   $    535,678
International Rectifier Corp *......   6,505        293,245
Lam Research Corp *.................  14,350        437,245
Memc Electronic Materials *.........  17,870        407,257
Microchip Technology Inc............   5,645        170,028
                                                -----------
                                               $  1,843,453
                                                -----------



SOFTWARE & SERVICES -- 3.5%
Activision Inc New *................  29,115   $    595,402
Cognizant Tech Solutions *..........   7,320        341,039
DST Systems Inc *...................   5,250        287,858
Fair Isaac Corp.....................   4,875        218,400
McAfee Inc *........................   6,660        209,256
                                                -----------
                                               $  1,651,955
                                                -----------



TELECOMMUNICATION SERVICES -- 0.3%
Cincinnati Bell Inc *...............  27,450   $    121,055
                                                -----------

TRANSPORTATION -- 3.5%
CNF Transportation..................   5,560   $    291,900
Gatx Corp...........................   5,105        201,903
Hunt J.B.transprt Svcs Inc..........  34,255        651,188
Swift Transportation Inc *..........   9,050        160,185
Yellow Roadway Corp *...............   8,550        354,140
                                                -----------
                                               $  1,659,316
                                                -----------


UTILITIES -- 9.8%
Energy East Corporation.............  17,650   $    444,604
Equitable Resources Inc.............  27,390      1,069,853
MDU Resources Group Inc.............  14,207        506,480
Oneok Inc...........................  14,725        500,945
Questar Corporation.................  13,515      1,190,942
Sierra Pacific Resources *..........  44,925        667,136
Wisconsin Energy....................   8,105        323,551
                                                -----------
                                               $  4,703,511
                                                -----------

TOTAL EQUITY INTERESTS-- 100.1%
  (identified cost, $37,405,836)               $ 47,877,796
OTHER ASSETS, LESS LIABILITIES  -- (0.1%)          (24,443)
                                                -----------

NET ASSETS -- 100%                             $ 47,853,353
                                               ============


*: Non-income producting security.


The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $37,405,836
                                               -----------

     Gross unrealized appreciation             $11,274,527
     Gross unrealized depreciation             $  (802,567)
                                               -----------

     NET UNREALIZED APPRECIATION               $ 10,471,960
                                              ==============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)



                                       Shares       Value


                 Equity Interests -- 99.2%

AUTOMOBILES & COMPONENTS - 0.4%.....
Johnson Controls....................   4,425   $    274,571
                                                -----------


BANKS - 7.1%
Bank Of America Corp................  57,198   $  2,408,036
M&T Bank Corporation................   2,640        279,074
MBNA Corporation....................  40,455        996,811
Wells Fargo Company.................  18,865      1,104,923
                                                -----------
                                               $  4,788,844
                                                -----------



CAPITAL GOODS - 8.6%
Black & Decker Corp.................   8,685   $    712,952
Caterpillar Inc.....................  21,885      1,285,744
Cummins Inc.........................   9,040        795,430
Deere And Company...................  10,885        666,162
Ingersoll-Rand Co.Cl A..............  17,605        673,039
L-3 Communications Hldgs............   3,140        248,280
Paccar Inc..........................  21,205      1,439,606
                                                -----------
                                               $  5,821,213
                                                -----------



COMMERCIAL SERVICES & SUPPLIES - 1.7%
Cendant Corp........................  11,755   $    242,623
H&R Block Inc.......................  37,065        888,819
                                                -----------
                                               $  1,131,442
                                                -----------



COMMUNICATIONS EQUIPMENT - 2.6%
Cisco System Inc *..................  10,386   $    186,221
Corning Inc *.......................   8,585        165,948
Motorola Inc........................  18,140        400,713
Qualcomm Inc........................  14,554        651,292
Scientific Atlanta,Inc..............   9,165        343,778
                                                -----------
                                               $  1,747,952
                                                -----------


COMPUTERS & PERIPHERALS - 5.1%......
Apple Computer  Inc *...............  17,600   $    943,536
Dell Inc *..........................  10,639        363,854
Hewlett-Packard Co..................  59,570      1,739,444
I B M...............................   5,083        407,758
                                                -----------
                                               $  3,454,592
                                                -----------



CONSUMER DURABLES & APPAREL - 2.0%
Brunswick Corp......................   1,675   $     63,198
Centex Corp.........................   1,680        108,494
D.R.Horton Inc......................   4,475        162,085
Fortune Brands Inc..................   6,920        562,804
KB Home.............................   1,080         79,056
Liz Claiborne Inc...................   1,685         66,254
Pulte Homes Inc.....................   6,565        281,770
V F Corp............................   1,115         64,636
                                                -----------
                                               $  1,388,297
                                                -----------

DIVERSIFIED FINANCIALS - 8.3%
Ambac Financial Group Inc...........   2,980   $    214,739
CIT Group Inc.......................   2,850        128,763
Capital One Financial...............  13,670      1,087,038
Citigroup Inc.......................  58,879      2,680,172
Lehman Bros Hldgs Inc...............  11,330      1,319,718
Providian Financial *...............  11,055        195,453
                                                -----------
                                               $  5,625,883
                                                -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Nat'l Semiconductor Corp............   6,895   $    181,339
Perkinelmer Inc.....................   2,940         59,887
                                                -----------
                                               $    241,226
                                                -----------


ENERGY - 11.7%
Apache Corporation..................   5,503   $    413,936
Chevron Corp........................  21,190      1,371,629
ConocoPhillips......................  27,345      1,911,689
Exxon Mobil Corp....................  50,895      3,233,868
Kerr-Mcgee Corp.....................   1,465        142,266
Occidental Petroleum................   8,745        747,085
Valero Energy Corp..................   1,045        118,148
                                                -----------
                                               $  7,938,621
                                                -----------

FOOD & DRUG RETAILING - 0.8%
CVS Corporation.....................   1,290   $     37,423
Safeway Inc.........................  17,315        443,264
Supervalu Inc.......................   2,775         86,358
                                                ------------
                                               $    567,045
                                                ------------

FOOD, BEVERAGE & TOBACCO - 4.1%
Altria Group Inc....................  15,005   $  1,106,019
Archer-Daniels-midland..............  47,225      1,164,568
Constellation Brands Inc-A *........  20,435        531,310
                                                -----------
                                               $  2,801,897
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
HCA Inc New.........................   4,780   $    229,058
Health Mngt Associates Inc-A........  34,380        806,899
Humana Inc. *.......................   4,945        236,767
Laboratory Corp American Hldg *.....   3,475        169,267
Medco Health Solutions Inc *........   4,095        224,529
Quest Diagnostics Inc...............   8,135        411,143
St Jude Medical *...................   2,380        111,384
United Health Group Inc *...........  34,811      1,956,378
Wellpoint Inc *.....................   5,045        382,512
                                                -----------
                                               $  4,527,937
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 2.1%
Darden Restaurants Inc..............   1,665   $     50,566
McDonalds Corp......................  39,140      1,310,799
Wendys Intl Inc.....................   1,640         74,046
                                                -----------
                                               $  1,435,411
                                                -----------



INSURANCE - 5.4%
Allstate Corp.......................   9,765   $    539,907
Chubb Corp..........................   4,885        437,452
MGIC Investment Corp................   5,950        381,990
Metlife Inc.........................   2,700        134,541
Principal Financial Group...........   2,200        104,214
Progressive Corp....................  17,330      1,815,664
Prudential Financial, Incorporated..   3,860        260,782
                                                -----------
                                               $  3,674,550
                                                -----------


MATERIALS - 2.6%
Ball Corporation....................   9,700   $    356,378
Monsanto Co.........................  13,775        864,381
Nucor Corp..........................   7,025        414,405
Praxair Inc.........................   2,510        120,304
                                                -----------
                                               $  1,755,468
                                                -----------


MEDIA - 1.5%
Time Warner Inc.....................  55,375   $  1,002,841
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY - 5.9%
Amgen Inc *.........................   2,130   $    169,697
Gilead Sciences Inc *...............   4,875        237,705
Johnson & Johnson...................  20,871      1,320,717
King Pharmaceuticals Inc *..........  21,150        325,287
Pfizer Inc..........................  33,750        842,738
Schering Plough Corp................  12,115        255,021
Wyeth Common........................  18,780        868,950
                                                -----------
                                               $  4,020,115
                                                -----------



RETAILING - 5.4%
Best Buy Company Inc................   7,335   $    319,293
Home Depot Inc......................  52,335      1,996,057
Nordstrom Inc.......................  12,600        432,432
Office Depot *......................   7,245        215,177
Penney J C Co.......................   4,210        199,638
Sears Holdings Corp *...............   1,800        223,956
Staples Inc.........................  12,065        257,225
                                                -----------
                                               $  3,643,778
                                                -----------



SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.2%
Freescale Semicondutor-B *..........   5,035   $    118,725
KLA-Tencor Corporation..............   5,685        277,201
Q Logic Corp *......................   9,570        327,294
Texas Instruments...................  22,480        762,072
                                                -----------
                                               $  1,485,292
                                                -----------


SOFTWARE & SERVICES - 4.0%
Autodesk  Inc *.....................  16,845   $    782,282
BMC Software Inc *..................   4,035         85,139
Computer Sciences Corp *............  13,725        649,330
Microsoft Corp......................  23,204        597,039
Nvidia Corp *.......................  11,300        387,364
Oracle Corp *.......................  16,438        203,666
                                                -----------
                                               $  2,704,820
                                                -----------


TELECOMMUNICATION SERVICES 4.3%
AT&T Corp...........................  60,495   $  1,197,801
Alltel Corp.........................   6,190        403,031
Sprint Nextel Corp..................  49,010      1,165,458
Verizon Communications..............   3,685        120,462
                                                -----------
                                               $  2,886,752
                                                -----------


TRANSPORTATION - 1.4%
Burlington Northern Santa Fe Corp...   5,990   $    358,202
Csx Corporation.....................   6,645        308,860
Norfolk Southern Corp...............   6,945        281,689
                                                -----------
                                               $    948,751
                                                -----------

UTILITIES - 4.9%
Duke Energy Corp....................   2,675   $     78,030
Exelon Corp.........................  46,646      2,492,762
Sempra Energy.......................   9,010        424,011
TXU Corporation.....................   3,010        339,768
                                                -----------
                                               $  3,334,571
                                                -----------



TOTAL EQUITY INTERESTS-- 99.2%
    (identified cost, $53,053,828)             $ 67,201,869


OTHER ASSETS, LESS LIABILITIES -- 0.8%              524,652
                                                -----------


NET ASSETS -- 100%                             $ 67,726,521
                                               ============



*: Non-income producting security.







The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $53,053,828
                                                -----------

     Gross unrealized appreciation             $14,805,493
     Gross unrealized depreciation             $  (657,453)
                                                -----------

     NET UNREALIZED APPRECIATION               $ 14,148,040
                                               ============

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)



                                      Shares       Value


                EQUITY INTERESTS -- 95.4%

AUSTRALIA - 4.0%
Aristocrat Leisure Limited ......... 102,696   $    929,322
Boral Limited ......................  81,089        499,724
Csr Ltd ............................ 297,210        703,590
Qbe Insurance Group Ltd.............  79,861      1,139,216
Woolworths Limited .................  17,139        217,657
                                                -----------
                                               $  3,489,509
                                                -----------


AUSTRIA - 1.9%
Omv Ag (Stammaktie) ................  24,843   $  1,479,926
Voest-alp. Stahl Ag (Stammaktie) ...   1,721        151,843
                                                -----------
                                               $  1,631,769
                                                -----------



BELGIUM - 2.1%
Belgacom SA ........................  21,301   $    724,477
Fortis..............................  37,777      1,099,021
                                                -----------
                                               $  1,823,498
                                                -----------



CANADA - 6.3%

Canadian Nat Res Ltd(common)........   9,352   $    423,040
Encana Corporation..................   1,192         69,686
Husky Energy Inc....................  22,631      1,259,076
Inco, Limited.......................   5,068        240,125
Manulife Financial Corporation......  19,815      1,058,530
Nexen Incorporated(common)..........  16,178        772,936
Power Financial Corp (Common).......  49,041      1,424,834
Rona Inc *..........................  15,973        315,992
                                                -----------
                                               $  5,564,219
                                                -----------



DENMARK - 2.7%
Danske Bank AS......................  64,226   $  1,971,491
TDC A/S.............................   5,466        294,949
Topdanmark A/S *....................   1,149         91,702
                                                -----------
                                               $  2,358,142
                                                -----------



FINLAND - 1.9%
Fortum Oyj..........................  28,656   $    576,970
Nokian Renkaat Oy...................  28,359        673,905
Yit-Yhtyma..........................  10,804        459,812
                                                -----------
                                               $  1,710,687
                                                -----------



FRANCE - 4.8%
Neopost S.a. .......................   7,465   $    725,864
Pernod Ricard Sa (Actions Ordinaires)  2,818        499,096
Peugeot Sa (Actions Ordinaires).....   1,911        130,176
Soc Gen De France (Actions Ordinaires) 8,186        937,104
Schneider Electric Sa...............   7,207        570,875
Vivendi Universal Sa Actions Ord....   2,588         84,745
Vinci...............................  14,959      1,292,231
                                                -----------
                                               $  4,240,091
                                                -----------


GERMANY - 6.3%
Basf Ag (Stammaktie)................  12,109   $    912,451
Continental Ag(stammaktie)..........   9,585        789,285
Celesio Ag..........................   4,715        414,126
E. On Ag (Stammaktie)...............  25,511      2,350,783
Man Ag (Stammaktie).................     446         22,950
Rwe Ag..............................  15,316      1,016,539
                                                -----------
                                               $  5,506,134
                                                -----------



HONG KONG - 2.2%
Cheung Kong (Hldgs)Ltd(ordinary).... 102,000   $  1,151,777
Clp Holdings Ltd (Ordinary) ........ 117,500        700,509
Wharf (Holdings) Limited (The) .....  11,000         42,893
                                                -----------
                                               $  1,895,179
                                                -----------


IRELAND - 0.8%
Bank Of Ireland (Cap. Stock) .......   7,182   $    113,866
Crh Plc (Ordinary)..................   6,830        185,690
Dcc Plc ............................  14,599        293,941
Grafton Group Plc *.................  15,768        159,690
                                                -----------
                                               $    753,187
                                                -----------


ITALY - 3.1%
Banca Intesa Spa (Azioni Ordinarie).  12,224   $     57,146
Eni Spa (Azioni Ordinarie)..........  88,352      2,632,148
                                                -----------
                                               $  2,689,294
                                                -----------


JAPAN - 21.9%
Acom Co Ltd (Common) ...............     250   $     18,175
Aiful Corporation (Common) .........  17,025      1,428,514
Bridgestone Corp. (Common) .........   6,000        128,639
Canon Inc. (Common) ................  26,200      1,417,028
Daito Trust Construction Co Ltd ....   3,300        144,706
Eisai Co.,Ltd. (Common) ............  29,500      1,262,352
Honda Motor Co.,Ltd (Common) .......  24,800      1,404,764
Ibiden Co Ltd(common) ..............  21,900        913,949
Keyence Corporation (Common) .......     600        151,085
Kawasaki Kisen Kaisha Ltd .......... 114,000        823,769
Leopalace21 Corporation ............  20,600        498,006
Mitsui O.s.k Lines Limited.......... 171,000      1,368,422
Nissan Motor Co(common) ............  96,500      1,103,441
Namco Bandai Holdings Inc ..........   5,800         96,718
Nippon Shokubai Company Limited.....  29,000        307,297
Nippon Yusen Kabushiki Kaisha ......  11,000         73,857
Nissan Chemical Industries Ltd .....  28,000        351,544
Orix Corp(common) ..................   1,200        217,046
Santen Pharm. Co Ltd (Common) ......   5,000        129,698
Sankyo Co., Ltd ....................   7,900        416,817
Sega Sammy Holdings,Inc ............  43,400      1,715,476
Sumitomo Corporation ...............  89,000        940,727
Sumitomo Heavy Industries Ltd ...... 123,000        873,610
Takeda Chemical Ind. Ltd (Common) ..  17,200      1,025,869
Toyota Motor Corp (Common)..........   2,200        100,935
Uniden Corporation .................  25,000        366,596
Yamada Denki Co (Common) ...........  16,300      1,241,124
Yamaha Motor Co Ltd ................  32,000        662,079
                                                -----------
                                               $ 19,182,243
                                                -----------


NETHERLANDS - 5.4%
Abn Amro Holding N.v.(aandeel)......  38,123   $    916,042
Aegon N.v. (Aandeel) ...............  25,323        377,054
Ing Groep N.v. (Aandeel) ...........  83,999      2,509,555
Kon. Philips Elect.nv (Aandeel).....  18,399        490,461
Royal Dutch Shell Plc-a Shs ........   8,888        294,364
Tnt Post Groep Nv (Aandeel) ........   5,004        124,704
                                                -----------
                                               $  4,712,180
                                                -----------



NORWAY - 3.3%
Norsk Hydro Asa (Ordinaere Aksje)...   4,052   $    455,239
Orkla Asa...........................  23,425        892,220
Statoil Asa.........................  61,379      1,528,760
                                                -----------
                                               $  2,876,219
                                                -----------


SINGAPORE - 0.3%
Jardine Cycle & Carriage Limited ...  26,000   $    170,820
Keppel Corporation Limited..........  14,000        105,238
                                                -----------
                                               $    276,058
                                                -----------


SPAIN - 5.3%
Acciona S.a. (Accion)...............   9,117   $  1,046,980
Acs Actividades Cons Y .............   9,292        271,670
Fomento Construcciones
Contratas(accion)...................  11,488        686,847
Grupo Ferrovial (Accion Al Portador)   9,831        820,803
Repsol Ypf Sa (Accion)..............   3,384      1,735,211
Sociedad General de Aguas
de Barcelona .......................   3,124         76,045
                                                -----------
                                               $  4,637,556
                                                -----------



SWEDEN - 4.3%
Nordea Bank AB...................... 181,342   $  1,818,218
TeliaSonera AB...................... 417,831      1,989,272
                                                -----------
                                               $  3,807,490
                                                -----------


SWITZERLAND - 1.2%
Phonak Holding AG...................   6,367   $    273,842
Syngenta AG.........................      21          2,207
Zurich Financial
 Services(inhaberaktie..............   4,432        758,003
                                                -----------
                                               $  1,034,052
                                                -----------


UNITED KINGDOM - 17.6%
Alliance Unichem Plc(ordinary) .....  16,348   $    250,603
Anglo American Plc(ordinary) .......  73,319      2,192,076
Barclays Plc (Ordinary) ............ 237,918      2,411,761
Bellway Plc (Ordinary) .............   1,889         29,258
Bp Plc (Ordinary)...................   5,275         62,851
Barratt Developments Plc ...........  55,691        744,341
Cable And Wireless (Ordinary) ...... 134,922        341,327
Dixons Group Plc(ordinary) ......... 268,263        714,249
Hbos Plc ........................... 148,037      2,235,250
Hanson Plc .........................  32,554        338,925
Inchcape Plc .......................  18,769        726,841
Man Group Plc ......................   1,369         40,107
Persimmon Plc (Ordinary) ...........  71,767      1,089,343
Royal Bank/Scotland (Ordinary) .....   8,262        235,176
Royal Dutch Shell Plc-b ............  70,403      2,438,688
Tesco Plc (Ordinary) ............... 243,568      1,333,623
Taylor Woodrow Plc..................  42,733        245,130
                                                -----------
                                               $ 15,429,549
                                                -----------


TOTAL EQUITY INTERESTS-- 95.4%
   (identified cost, $69,353,518)...           $ 83,617,056
                                                -----------

OTHER ASSETS, LESS LIABILITIES -- 4.6%            4,063,241
                                                -----------


NET ASSETS -- 100%                             $ 87,680,297
                                               ============



*: Non-income producting security.
ADR: American Depository Receipts.


The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $69,353,518
                                                -----------

     Gross unrealized appreciation             $14,605,414
     Gross unrealized depreciation             $  (341,876)
                                                -----------

     NET UNREALIZED APPRECIATION               $14,263,538
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities
--------------------------------------------------------------------------------
Find, Wright Major Blue Chip Equities Fund, and Wright  International  Blue Chip
--------------------------------------------------------------------------------
Equities Fund.
---------------


By:      /s/ Peter M. Donovan
         ----------------------
         Peter M. Donovan
         President

Date:    11/04/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         -----------------------
         Barbara E.Campbell
         Treasurer

Date:    11/21/05

By:      /s/ Peter M. Donovan
         ----------------------
         Peter M. Donovan
         President

Date:    11/04/05